Summary of Restricted Stock Units Activities (Detail) (Restricted Stock Units (RSUs), USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock Units (RSUs)
Number of RSUs
Nonvested at January 1, 2012	83,282
Granted	1,800,000
Forfeited	(312,724)
Vested	(50,892)
Nonvested at December 31, 2012	1,519,666
Weighted average grant date fair value
Nonvested at January 1, 2012	$ 1.40
Granted	$ 1.43
Forfeited	$ 1.43
Vested	$ 1.40
Nonvested at December 31, 2012	$ 1.43